SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
a.	Balance sheets:

Other payables:

	December 31
	2019	2018
Accrued expenses	2,199	1,619
Payroll and related institutions	97	87
	2,296	1,706

b.	Statements of operations:

Finance expenses, net:

	Year ended December 31
	2019	2018
Finance expenses:
Foreign exchange rates, net	40	474
Interest expenses, bank fees and other	9	25
Changes in fair value of warrants (see note 6b)	4,570	—
Total finance expenses	4,619	499

Finance income:
Interest on bank deposits	393	42
Total finance expenses, net	4,226	457